Summary of Significant Accounting Policies - Additional Information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Significant Accounting Policies [Line Items]
Depreciation and amortization	$ 93,582	$ 97,551	$ 99,033
Vessels and equipment, useful life	25 years
Cash, Cash Equivalents, Restricted Cash and Restricted Cash Equivalents	$ 515,561	392,155	213,775	$ 75,918
Defined Contribution Plan, Cost	3,400	3,200	3,200
Other Comprehensive Income (Loss), Defined Benefit Plan, Settlement and Curtailment Gain (Loss), before Tax		3,600
Excluding Amortization Of Drydocking Expenditure
Significant Accounting Policies [Line Items]
Depreciation and amortization	$ 70,000	$ 71,900	$ 71,900
Dry-Docking Activity
Significant Accounting Policies [Line Items]
Property, Plant, and Equipment, Useful Life, Term, Description [Extensible Enumeration]	Useful Life, Lease Term [Member]